Actuarial Assumptions to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SMI Taiwan
Weighted-average assumptions used to determine benefit obligations:
Discount rate	0.50%	1.00%	1.38%
Rate of compensation increase	4.00%	4.00%	4.25%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	0.50%	1.00%	1.38%
Expected long-term return on plan assets	2.00%	2.00%	1.75%
Rate of compensation increase	4.00%	4.00%	4.25%
Korea
Weighted-average assumptions used to determine benefit obligations:
Discount rate			3.60%
Rate of compensation increase			3.00%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate			3.60%
Expected long-term return on plan assets			1.40%
Rate of compensation increase			3.00%